INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	June 30, 2024	December 31, 2023
	(Unaudited)
Land use right	$3,268,621	$3,327,987
Software	7,563	7,701
Patent	6,919	7,045
Subtotal	3,283,103	3,342,733
Less: Accumulated amortization	(285,967)	(256,827)
Total	$2,997,136	$3,085,906

December 31,	2022	2021
Land use right	$3,327,987	$3,424,094
Software	7,701	7,923
Patent	7,045	7,249
Subtotal	3,342,733	3,439,266
Less: Accumulated amortization	(256,827)	(193,582)
Total	$3,085,906	$3,245,684

Schedule of estimated future amortization expense

Years ending December 31,	Amortization expense
2024	67,437
2025	67,437
2026	67,437
2027	67,437
2028	67,437
Thereafter	2,659,951
Total	2,997,136

Years ending December 31,	Amortization expense
2024	$68,679
2025	68,679
2026	68,679
2027	68,679
2028	68,679
Thereafter	2,742,511
Total	$3,085,906